Financial Statements - Statements of recognized income and expenses - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Consolidated statements of recognized income and expenses
Profit	€ 3,230	€ 2,914
OTHER RECOGNIZED INCOME (EXPENSES)	(1,866)	(1,792)
Items that will not be reclassified to profit or loss	(168)	38
Actuarial gains and losses from defined benefit pension plans	(29)	59
Non-current assests available for sale	0	0
Entities under equity method of accunting	0	0
Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income	(193)	0
Other Comprehensive Income Net Of Tax Gains Losses On Hedging Instruments That Hedge Investments In Equity Instruments	0	0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in credit risk	98	0
Income tax related to items not subject to reclassification to income statement	(44)	(20)
Items that may be reclassified to profit or loss	(1,698)	(1,831)
Hedge of net investments in foreign operations [effective portion]	(69)	(319)
Hedge of net investments in foreign operations [effective portion] - Valuation gains or losses taken to equity	(121)	(287)
Hedge of net investments in foreign operations [effective portion] - Transferred to profit or loss	0	0
Hedge of net investments in foreign operations [effective portion] - Other reclassifications	52	(32)
Foreign currency translation	(1,256)	(1,586)
Foreign currency translation - Valuation gains or losses taken to equity	(1,169)	(1,586)
Foreign currency translation - Transferred to profit or loss	0	0
Foreign currency translation - Other reclassifications	(86)	0
Cash Flow Hedges [effective portion]	(60)	(64)
Cash Flow Hedges [effective portion] - Valuation gains or losses taken to equity	(106)	(75)
Cash Flow Hedges [effective portion] - Transferred to profit or loss	46	11
Cash Flow Hedges [effective portion] - Transferred to initial carrying amout of hedged items	0	0
Cash Flow Hedges [effective portion] - Other reclassifications	0	0
Hedging Instruments (Non-Designated Instruments)	0	0
Valuation gains or losses taken to equity - Hedging Instruments	0	0
Transferred to Profit Or Loss - Hedging Instruments	0	0
Other reclassifications - Hedging Instruments	0	0
Other Comprehensive Income Before Tax Debt Instruments At Fair Value With Changes In Other Comprehensive Income	(442)	143
Valuation gains or losses taken to equity	(350)	766
Transferred to profit or loss	(91)	(623)
Other reclassifications - debt securities at fair value	0	0
Non-current assets held for sale	21	0
Non-current assets held for sale - Valuation gains or losses taken to equity	(14)	0
Non-current assets held for sale - Transferred to profit or loss	0	0
Non-current assets held for sale - Other reclassifications	35	0
Share of other recognised income and expense of investments in subsidaries, joint ventures and associates	(5)	(6)
Income Tax	113	1
TOTAL RECOGNIZED INCOME/EXPENSES	1,364	1,121
Attributable to minority interest [non-controlling interests]	(305)	348
Attributable to the parent company	€ 1,670	€ 773